Preferred shares (Tables)	12 Months Ended
Dec. 31, 2016
Preferred shares
Schedule of preferred shares

Series	Issuance date	Shares authorized	Shares issued		Issue price per share	Proceeds from issuance
					US$	RMB
A	May 29, 2013	30,000,000	30,000,000		0.0667	12,357 (US$2,000)
B	December 9, 2013	48,233,710	48,233,710	*	0.1807	47,315 (US$7,740)
C	July 21, 2014	71,200,613	71,200,613	**	0.4416	173,607 (US$28,200)
D	August 31, 2015	21,494,316	21,494,316		0.9305	127,571 (US$20,000)

* Including 5,395,000 shares re-designated from issued ordinary shares;

** Including 7,337,468 shares re-designated from issued ordinary shares.

Schedule of preferred shares activities

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2013	30,000,000	12,274	48,233,710	53,257	—	—	—	—	78,233,710	65,531
Issuance of Preferred Shares	—	—	—	—	63,863,145	169,724	—	—	63,863,145	169,724
Re-designation of ordinary shares to Series C preferred shares	—	—	—	—	7,337,468	19,448	—	—	7,337,468	19,448
Accretion to preferred shares redemption value	—	5,675	—	10,109	—	7,236	—	—	—	23,020

Balance as of December 31, 2014	30,000,000	17,949	48,233,710	63,366	71,200,613	196,408	—	—	149,434,323	277,723
Issuance of Preferred Shares	—	—	—	—	—	—	21,494,316	125,574	21,494,316	125,574
Accretion to preferred shares redemption value	—	13,047	—	23,897	—	34,888	—	3,833	—	75,665

Balance as of December 31, 2015	30,000,000	30,996	48,233,710	87,263	71,200,613	231,296	21,494,316	129,407	170,928,639	478,962
Accretion to preferred shares redemption value	—	14,137	—	26,068	—	40,901	—	10,525	—	91,631
Deemed contribution from preferred shareholders	—	(520)	—	(671)	—	(1,112)	—	(315)	—	(2,618)
Conversion to ordinary shares upon IPO	(30,000,000)	(44,613)	(48,233,710)	(112,660)	(71,200,613)	(271,085)	(21,494,316)	(139,617)	(170,928,639)	(567,975)

Balance as of December 31, 2016	—	—	—	—	—	—	—	—	—	—